FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		June 30,
	Level	2021
Assets:
Cash and marketable securities held in Trust Account	1	$207,011,833